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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through November 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                      SMALL
                                    CAP VALUE
                                      FUND

                                      PIMCX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    11/30/07

                                [LOGO] PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             15
Schedule of Investments                                     17
Financial Statements                                        29
Notes to Financial Statements                               39
Report of Independent Registered Public Accounting Firm     50
Approval of Investment Advisory Agreement                   51
Trustees, Officers and Service Providers                    55

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of 2007. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, we believe the economic outlook continues to appear generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks are still pursuing policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for

Letter

stock and bond valuations, and so central bank policies have also been "investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit crunch, which would threaten economic growth, rather than as an abandonment of its commitment to keeping inflation low.

Even against this wall-of-worry backdrop, and factoring in recent market weakness, the long-term performance of major asset classes has remained positive. Equity investors were generally rewarded as, despite several interim corrections and poor performance in November 2007, the Standard & Poor's 500 Index returned 8%, the Dow Jones Industrial Average returned 12%, and the NASDAQ Composite Index returned 9% in the 12 months ending November 30, 2007. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 18% and the MSCI Emerging Markets Index returning 46% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 6% during the period. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned -3% for the same period, however, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07
--------------------------------------------------------------------------------

Good results among energy, financial and consumer stocks over the past year were not enough to overcome disappointments elsewhere. Market factors also played a role in the Fund's underperformance of its benchmark and Lipper peers. In the following pages, portfolio managers Peter Wiley and Scott Zilora review recent investment challenges and offer an outlook for the period ahead.

Q: Please describe the investment background over the 12-month period ended November 30, 2007.

A: The period began with an earnings-driven stock market rally that carried over into early 2007. But by spring, credit market concerns centering on subprime mortgages began to inject high levels of volatility into both bond and equity markets. From then on, stocks seesawed, as investors assessed the likely economic impact of tightening credit conditions, shrinking home values and rising energy prices.

Q:   How did the Fund perform over this period?

A: Pioneer Small Cap Value Fund's Class A shares had a total return of -5.84% at net asset value for the twelve months ended November 30, 2007. Over the same period, the Russell 2000 Index, the Fund's benchmark, had a return of -1.17%, and the average return of the 759 funds in Lipper's Small Cap Core Funds category was -0.11%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Which of your strategies or holdings had a beneficial impact on performance?

A: The Fund enjoyed solid returns in the energy sector, where successful stock selection was key. Shares of Southwest Energy rose as the upside potential of its Arkansas discoveries attracted increasing investor attention. Gulfmark Offshore, a service

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     provider to offshore drilling platforms, benefited as higher oil prices boosted drilling activity.

     Good stock selection also aided results in the financial sector. When we saw trouble developing in the credit markets, we focused on conservatively run companies with no exposure to subprime mortgages and limited involvement with real estate development. Operating regions were another important consideration in our choices. For example, City National, a California bank, serves a wealthy Hollywood clientele, while Sterling Financial operates in Texas, where real estate has held up well and economic conditions are healthy. We took profits in Vermont-based Chittenden Bank when shares rose in anticipation of its acquisition by a Connecticut bank.

     Stock selection also drove favorable returns in the consumer discretionary sector. We took gains on shares of sunglasses maker Oakley when its price rose ahead of its purchase by Luxotica (not in the portfolio). DeVry, which offers a range of degree programs via on-line and classroom instruction, benefited from solid earnings growth. IDC, a leading provider of information and advisory services to clients in many industries, extended its strong record by again delivering earnings that surpassed expectations.

     Late in 2006, we bought shares of Scientific Games, which designs lottery games and makes "scratch" tickets, when temporary production delays drove its share price down. We sold the holding opportunistically when shares rebounded, before a recent decline.

Q:   Which holdings or sectors hurt overall performance?

A: The Fund's performance shortfall versus its benchmark was due in part to the markets becoming less concerned about valuations, which are a key component of our disciplined investment process. Thus, when investors began to emphasize growth potential over value, the Fund's relative performance suffered.

     Adverse results in biotech stemmed from poor security selection; some Fund holdings fell despite overall strength in the sector. Results were also penalized because we did not hold some of biotech's better performers. Vertex Pharmaceuticals declined when competition emerged for its key hepatitis drug. LCA-Vision,

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07                           (continued)
--------------------------------------------------------------------------------

     which performs laser vision correction at its Lasik centers, suffered from slowing sales and accounting restatements that unnerved investors.

     Home healthcare provider LHC Group faced difficulty because of reduced Medicare reimbursement rates. As Medicare tries to find money to maintain physician reimbursements, other areas, including home care, are expected to be cut. Merit Medical Systems suffered a sharp decline early in the period.

     Results also disappointed in technology. Chordiant Software, which primarily serves financial institutions, saw share prices fall amid fears that banks would reduce spending plans. Weak earnings projections also pressured shares. Sonic Solutions came under scrutiny for failure to file reports on time and for its practices regarding stock options grants.

Q:   What is your outlook going forward, and how are you positioning the Fund?

A: We feel that sliding real estate values may erode consumers' feelings of financial security and undermine spending plans, putting the brakes on the economy. And while credit problems are the more pressing threat, consumers are also struggling with hefty heating bills and the return of $3.00 per gallon gasoline.

     With the market and the economy facing strong headwinds, we currently see no catalyst to propel the economy forward. In that kind of environment, investors may turn to reasonably valued companies with good growth prospects, which are the kinds of stocks that our selection process is designed to uncover.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                          76.9%
Temporary Cash Investments                                  18.8%
Exchange Traded Funds                                        2.5%
Depositary Receipts for International Stocks                 1.2%
International Common Stocks                                  0.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)
[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                      19.5%
Financials                                                  17.1%
Industrials                                                 17.0%
Consumer Discretionary                                      14.6%
Health Care                                                 12.0%
Energy                                                       6.2%
Materials                                                    5.7%
Consumer Staples                                             3.2%
Utilities                                                    3.0%
Telecommunication Services                                   1.7%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Thoratec Corp.               1.39%
    2.   Abercrombie & Fitch Co.      1.24
    3.   Interactive Data Corp.       1.21
    4.   Sterling Bancshares, Inc.    1.18
    5.   Genlyte Group, Inc.          1.17
    6.   Federated Investors, Inc.    1.16
    7.   Southwestern Energy Co.      1.15
    8.   AptarGroup, Inc.             1.08
    9.   Forest Oil Corp.             1.07
   10.   Ciena Corp.                  1.07

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class      11/30/07   11/30/06
 -----      --------   --------
   A         $24.17     $32.26
   B         $20.98     $29.12
   C         $22.50     $30.74
   R         $23.92     $32.08
   Y         $24.78     $32.75


  Class     12/10/06   11/30/06
  -----     --------   --------
 Investor    $32.71     $32.49

Distributions Per Share
--------------------------------------------------------------------------------

                    12/1/06 - 11/30/07
                    ------------------
            Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A      $  -            $  -           $5.9842
   B      $  -            $  -           $5.9842
   C      $  -            $  -           $5.9842
   R      $  -            $  -           $5.9842
   Y      $  -            $  -           $5.9842


                    12/1/06 - 12/10/06
                    ------------------
            Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
Investor  $  -            $  -           $  -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund at public offering price, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                           Value of $10,000 Investment

Class A

         Pioneer Small Cap Value Fund      Russell 2000 Index      Russell 2000 Value Index
11/97               $ 9,425                     $10,000                      $10,000
                    $ 7,806                     $ 9,338                      $ 9,378
11/99               $ 9,807                     $10,801                      $ 9,244
                    $11,499                     $10,738                      $10,567
11/01               $13,330                     $11,256                      $12,574
                    $12,776                     $10,063                      $12,347
11/03               $16,170                     $13,715                      $16,657
                    $20,213                     $16,082                      $20,607
11/05               $23,047                     $17,391                      $22,263
                    $26,460                     $20,423                      $27,044
11/07               $24,914                     $20,183                      $24,822



                    Average Annual Total Returns
                     (As of November 30, 2007)
                                    Net Asset   Public Offering
Period                             Value (NAV)    Price (POP)
10 Years                             10.21%           9.56%
5 Years                              14.29           12.95
1 Year                               -5.84          -11.26
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2007)
                                      Gross            Net

                                      1.55%           1.55%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

Class B

         Pioneer Small Cap Value Fund      Russell 2000 Index      Russell 2000 Value Index
11/97               $10,000                      $10,000                       $10,000
                    $ 8,222                      $ 9,338                       $ 9,378
11/99               $10,252                      $10,801                       $ 9,244
                    $11,929                      $10,738                       $10,567
11/01               $13,729                      $11,256                       $12,574
                    $13,061                      $10,063                       $12,347
11/03               $16,405                      $13,715                       $16,657
                    $20,346                      $16,082                       $20,607
11/05               $23,012                      $17,391                       $22,263
                    $26,187                      $20,423                       $27,044
11/07               $24,445                      $20,183                       $24,822



                    Average Annual Total Returns
                     (As of November 30, 2007)
                                       If          If
Period                                Held      Redeemed
10 Years                              9.35%       9.35%
5 Years                              13.36       13.36
1 Year                               -6.65       -9.53
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                     Gross         Net

                                      2.41%       2.41%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

Class C

         Pioneer Small Cap Value Fund      Russell 2000 Index      Russell 2000 Value Index
11/97               $10,000                      $10,000                       $10,000
                    $11,209                      $11,405                       $10,999
11/99               $10,683                      $10,196                       $10,800
                    $13,424                      $13,896                       $14,570
11/01               $16,651                      $16,295                       $18,025
                    $18,844                      $17,621                       $19,474
11/03               $21,461                      $20,693                       $23,655
                    $20,040                      $20,450                       $21,712
11/05

11/07



                 Average Annual Total Returns
                  (As of November 30, 2007)
                                      If           If
Period                               Held       Redeemed
Life-of-Class
9/28/01                              11.92%      11.92%
5 Years                              13.41       13.41
1 Year                               -6.62       -6.62
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                      Gross        Net
                                      2.35%       2.35%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                             CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

Class R

         Pioneer Small Cap Value Fund      Russell 2000 Index      Russell 2000 Value Index
11/97               $10,000                      $10,000                       $10,000
                    $ 8,241                      $ 9,338                       $ 9,378
11/99               $10,302                      $10,801                       $ 9,244
                    $12,020                      $10,738                       $10,567
11/01               $13,865                      $11,256                       $12,574
                    $13,223                      $10,063                       $12,347
11/03               $16,713                      $13,715                       $16,657
                    $20,884                      $16,082                       $20,607
11/05               $23,771                      $17,391                       $22,263
                    $27,207                      $20,423                       $27,044
11/07               $25,549                      $20,183                       $24,822



                 Average Annual Total Returns
                  (As of November 30, 2007)
                                       If          If
Period                                Held      Redeemed
10 Years                              9.83%       9.83%
5 Years                              14.08       14.08
1 Year                               -6.09       -6.09
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                      Gross         Net

                                      1.91%       1.91%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                              CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

Class Y

         Pioneer Small Cap Value Fund      Russell 2000 Index      Russell 2000 Value Index
11/97               $10,000                      $10,000                       $10,000
                    $ 8,283                      $ 9,338                       $ 9,378
11/99               $10,406                      $10,801                       $ 9,244
                    $12,202                      $10,738                       $10,567
11/01               $14,145                      $11,256                       $12,574
                    $13,557                      $10,063                       $12,347
11/03               $17,157                      $13,715                       $16,657
                    $21,486                      $16,082                       $20,607
11/05               $24,630                      $17,391                       $22,263
                    $28,426                      $20,423                       $27,044
11/07               $26,894                      $20,183                       $24,822


                 Average Annual Total Returns
                  (As of November 30, 2007)
                                       If          If
Period                                Held      Redeemed
10 Years                             10.40%      10.40%
5 Years                              14.68       14.68
1 Year                               -5.39       -5.39
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                      Gross        Net

                                      1.02%       1.02%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from June 1, 2007 through November 30, 2007.


Share Class                     A              B              C              R              Y
---------------------------------------------------------------------------------------------------
 Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 6/1/07
 Ending Account            $  878.69      $  874.88      $  874.92      $  877.58      $  880.75
 Value (after expenses)
 On 11/30/07
 Expenses Paid             $    6.69      $   10.72      $   10.53      $    7.95      $    4.38
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.28%, 2.24%, 1.69% and 0.93% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from June 1, 2007 through November 30, 2007.

Share Class                      A              B              C              R              Y
------------------------   ------------   ------------   ------------   ------------   ------------
 Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 6/1/07
 Ending Account            $1,017.95      $1,013.64      $1,013.84      $1,016.60      $1,020.41
 Value (after expenses)
 On 11/30/07
 Expenses Paid             $    7.18      $   11.51      $   11.31      $    8.54      $    4.71
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.28%, 2.24%, 1.69% and 0.93% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07
--------------------------------------------------------------------------------

  Shares                                                          Value
              COMMON STOCKS - 94.3%
              Energy - 6.0%
              Coal & Consumable Fuels - 0.8%
 162,300      Arch Coal, Inc.                             $   6,144,678
                                                          -------------
              Oil & Gas Equipment & Services - 2.1%
 274,900      Basic Energy Services, Inc.*(b)             $   5,360,550
 122,325      Gulfmark Offshore, Inc.*                        5,436,123
 373,300      Key Energy Services, Inc.*                      5,002,220
                                                          -------------
                                                          $  15,798,893
                                                          -------------
              Oil & Gas Exploration & Production - 3.1%
 166,075      Forest Oil Corp.*                           $   7,818,811
 166,800      Penn Virginia Corp.                             6,942,216
 167,950      Southwestern Energy Co.*                        8,358,872
                                                          -------------
                                                          $  23,119,899
                                                          -------------
              Total Energy                                $  45,063,470
                                                          -------------
              Materials - 5.6%
              Construction Materials - 0.9%
  97,400      Texas Industries, Inc. (b)                  $   6,757,612
                                                          -------------
              Diversified Chemical - 1.3%
 375,700      Hercules, Inc.                              $   7,292,337
  76,500      Rockwood Holdings, Inc.*                        2,576,520
                                                          -------------
                                                          $   9,868,857
                                                          -------------
              Metal & Glass Containers - 1.1%
 186,700      AptarGroup, Inc.                            $   7,880,607
                                                          -------------
              Specialty Chemicals - 0.9%
 226,100      H.B. Fuller Co.                             $   5,718,069
  73,150      Zep, Inc.*                                        960,460
                                                          -------------
                                                          $   6,678,529
                                                          -------------
              Steel - 1.4%
 155,300      Commercial Metals Co.                       $   4,800,323
 115,800      Steel Dynamics, Inc.                            5,825,898
                                                          -------------
                                                          $  10,626,221
                                                          -------------
              Total Materials                             $  41,811,826
                                                          -------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
              Capital Goods - 12.1%
              Aerospace & Defense - 0.6%
  89,500      Teledyne Technologies, Inc.*                $   4,852,690
                                                          -------------
              Construction & Engineering - 1.0%
 135,200      Perini Corp.*                               $   7,191,288
                                                          -------------
              Construction & Farm Machinery &
              Heavy Trucks - 2.6%
 122,900      Astec Industries, Inc.*                     $   4,616,124
 121,600      Cascade Corp.                                   7,336,128
 130,600      The Toro Co. (b)                                7,267,890
                                                          -------------
                                                          $  19,220,142
                                                          -------------
              Electrical Component & Equipment - 1.9%
 140,900      Acuity Brands, Inc. (b)                     $   5,564,141
  90,900      Genlyte Group, Inc.*                            8,567,325
                                                          -------------
                                                          $  14,131,466
                                                          -------------
              Industrial Conglomerates - 0.9%
 653,400      Cardiome Pharma Corp.*(b)                   $   6,514,398
                                                          -------------
              Industrial Machinery - 5.1%
 146,300      Applied Power, Inc.*                        $   4,633,321
 108,300      Barnes Group, Inc.                              3,352,968
 129,900      Crane Co.                                       5,837,706
 205,700      Enpro Industries, Inc.*                         6,294,420
 179,000      Gardner Denver, Inc.*                           5,926,690
 141,200      Kaydon Corp. (b)                                7,146,132
 104,500      L.B. Foster Co.*                                4,787,145
                                                          -------------
                                                          $  37,978,382
                                                          -------------
              Total Capital Goods                         $  89,888,366
                                                          -------------
              Commercial Services & Supplies - 3.3%
              Commercial Printing - 0.6%
  83,500      Consolidated Graphics, Inc.*                $   4,319,455
                                                          -------------
              Human Resource & Employment
              Services - 1.0%
 238,000      Korn/Ferry International*                   $   4,100,740
 258,400      Labor Ready, Inc.*                              3,888,920
                                                          -------------
                                                          $   7,989,660
                                                          -------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
              Office Services & Supplies - 1.7%
 259,500      American Reprographics Co.*(b)              $   4,017,060
 225,100      Knoll, Inc.                                     3,934,748
 173,500      Miller (Herman), Inc.                           4,762,575
                                                          -------------
                                                          $  12,714,383
                                                          -------------
              Total Commercial Services & Supplies        $  25,023,498
                                                          -------------
              Transportation - 1.2%
              Air Freight & Couriers - 0.5%
 160,600      Hub Group, Inc.*                            $   4,188,448
                                                          -------------
              Marine - 0.7%
  80,700      Genco Shipping & Trading, Ltd. (b)          $   5,108,310
                                                          -------------
              Total Transportation                        $   9,296,758
                                                          -------------
              Automobiles & Components - 0.4%
              Auto Parts & Equipment - 0.4%
 141,500      American Axle & Manufacturing Holdings,
              Inc.*                                       $   3,271,480
                                                          -------------
              Total Automobiles & Components              $   3,271,480
                                                          -------------
              Consumer Durables & Apparel - 6.3%
              Apparel, Accessories & Luxury Goods - 1.6%
  99,000      Columbia Sportswear Co. (b)                 $   4,752,990
 141,800      Movado Group, Inc.                              3,927,860
  89,500      Phillips-Van Heusen Corp.                       3,796,590
                                                          -------------
                                                          $  12,477,440
                                                          -------------
              Footwear - 1.4%
 249,600      Iconix Brand Group, Inc.*                   $   5,688,384
 185,800      Wolverine World Wide, Inc.                      4,602,266
                                                          -------------
                                                          $  10,290,650
                                                          -------------
              Household Appliances - 0.9%
 136,700      Snap-On, Inc.                               $   6,681,896
                                                          -------------
              Housewares & Specialties - 1.7%
 191,425      Jarden Corp.*                               $   5,045,963
 218,800      Tupperware Brands Corp.                         7,631,744
                                                          -------------
                                                          $  12,677,707
                                                          -------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
              Leisure Products - 0.7%
 313,400      Callaway Golf Co.                           $   5,346,604
                                                          -------------
              Total Consumer Durables & Apparel           $  47,474,297
                                                          -------------
              Consumer Services - 1.6%
              Casinos & Gaming - 1.0%
 275,700      Pinnacle Entertainment, Inc.*               $   7,567,965
                                                          -------------
              Education Services - 0.6%
  74,100      DeVry, Inc.                                 $   4,074,018
                                                          -------------
              Total Consumer Services                     $  11,641,983
                                                          -------------
              Media - 2.1%
              Publishing - 2.1%
 282,300      Interactive Data Corp.                      $   8,816,229
 129,600      Meredith Corp.                                  7,134,480
                                                          -------------
                                                          $  15,950,709
                                                          -------------
              Total Media                                 $  15,950,709
                                                          -------------
              Retailing - 3.7%
              Apparel Retail - 2.7%
 110,500      Abercrombie & Fitch Co. (b)                 $   9,065,420
 327,400      Bebe Stores, Inc. (b)                           4,419,900
 142,000      J. Crew Group, Inc.*(b)                         6,823,100
                                                          -------------
                                                          $  20,308,420
                                                          -------------
              Computer & Electronics Retail - 0.5%
 209,700      Radioshack Corp. (b)                        $   3,879,450
                                                          -------------
              General Merchandise Stores - 0.5%
 192,500      Big Lots, Inc.*(b)                          $   3,593,975
                                                          -------------
              Total Retailing                             $  27,781,845
                                                          -------------
              Food & Drug Retailing - 1.1%
              Food Retail - 1.1%
 294,200      Alimentation Couche-Tard, Inc.              $   5,333,596
 150,900      Winn-Dixie Stores, Inc.*                        2,853,519
                                                          -------------
                                                          $   8,187,115
                                                          -------------
              Total Food & Drug Retailing                 $   8,187,115
                                                          -------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
              Food, Beverage & Tobacco - 1.0%
              Agricultural Products - 0.5%
 101,800      Corn Products International, Inc.           $   4,003,794
                                                          -------------
              Packaged Foods & Meats - 0.5%
  76,200      The J.M. Smucker Co.                        $   3,743,706
                                                          -------------
              Total Food, Beverage & Tobacco              $   7,747,500
                                                          -------------
              Household & Personal Products - 1.0%
              Personal Products - 1.0%
 409,825      Nu Skin Enterprises, Inc. (A.D.R.)          $   7,249,804
                                                          -------------
              Total Household & Personal Products         $   7,249,804
                                                          -------------
              Health Care Equipment & Services - 8.7%
              Health Care Equipment - 3.8%
 118,300      Edwards Lifesciences Group*(b)              $   5,849,935
 169,200      Insulet Corp.*                                  4,646,232
 403,000      Quidel Corp.*                                   7,616,700
 517,700      Thoratec Corp.*(b)                             10,141,743
                                                          -------------
                                                          $  28,254,610
                                                          -------------
              Health Care Facilities - 1.8%
 291,000      Amsurg Corp.*                               $   7,525,260
 144,700      VCA Antech, Inc.*                               5,937,041
                                                          -------------
                                                          $  13,462,301
                                                          -------------
              Health Care Services - 2.4%
 115,600      Chemed Corp.                                $   6,259,740
 244,900      HealthExtras, Inc.*(b)                          6,506,993
 214,700      Omnicare, Inc. (b)                              5,470,556
                                                          -------------
                                                          $  18,237,289
                                                          -------------
              Health Care Technology - 0.7%
 203,900      Omnicell, Inc.*                             $   5,376,843
                                                          -------------
              Total Health Care Equipment & Services      $  65,331,043
                                                          -------------
              Pharmaceuticals & Biotechnology - 3.0%
              Biotechnology - 0.9%
 120,000      BioMarin Pharmaceutical, Inc.*(b)           $   3,300,000
 158,175      Cubist Pharmaceuticals, Inc.*(b)                3,359,637
                                                          -------------
                                                          $   6,659,637
                                                          -------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
              Life Sciences Tools & Services - 0.8%
  96,500      AMAG Pharmaceuticals*(b)                    $   5,561,295
                                                          -------------
              Pharmaceuticals - 1.3%
 456,500      Salix Pharmaceuticals, Ltd.*(b)             $   5,185,840
 163,200      Watson Pharmaceuticals, Inc.*                   4,783,392
                                                          -------------
                                                          $   9,969,232
                                                          -------------
              Total Pharmaceuticals & Biotechnology       $  22,190,164
                                                          -------------
              Banks - 6.6%
              Regional Banks - 6.6%
 127,100      Bank of Hawaii Corp.                        $   6,618,097
  74,300      BOK Financial Corp.                             4,067,182
 472,450      Cardinal Financial Corp. (b)                    4,526,071
 118,500      City National Corp.                             7,633,770
 559,400      CVB Financial Corp. (b)                         6,220,528
 237,600      Prosperity Bancshares, Inc.                     7,636,462
 694,775      Sterling Bancshares, Inc.                       8,573,524
 188,600      Texas Capital Bancshares, Inc.*                 3,975,688
                                                          -------------
                                                          $  49,251,322
                                                          -------------
              Total Banks                                 $  49,251,322
                                                          -------------
              Diversified Financials - 1.9%
              Asset Management & Custody Banks - 1.1%
 207,500      Federated Investors, Inc.*                  $   8,463,925
                                                          -------------
              Consumer Finance - 0.2%
 140,871      Advanta Corp.                               $   1,312,918
                                                          -------------
              Investment Banking & Brokerage - 0.6%
  98,400      Lazard, Ltd. (b)                            $   4,788,144
                                                          -------------
              Total Diversified Financials                $  14,564,987
                                                          -------------
              Insurance - 2.1%
              Life & Health Insurance - 0.5%
 399,450      American Equity Investment Life Holding Co. $   3,599,045
                                                          -------------
              Property & Casualty Insurance - 0.5%
 268,300      Amerisafe, Inc.*                            $   4,094,258
                                                          -------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
              Reinsurance - 1.1%
 108,675      IPC Holdings, Ltd. (A.D.R.)                 $   3,212,433
 165,400      Max Capital Group, Ltd.                         4,682,474
                                                          -------------
                                                          $   7,894,907
                                                          -------------
              Total Insurance                             $  15,588,210
                                                          -------------
              Real Estate - 3.0%
              Industrial Real Estate Investment
              Trusts - 0.4%
  84,900      First Industrial Realty Trust, Inc. (b)     $   3,100,548
                                                          -------------
              Office Real Estate Investment
              Trusts - 0.9%
 146,861      BioMed Property Trust, Inc.                 $   3,316,121
  93,200      Highwoods Properties, Inc.                      2,957,236
                                                          -------------
                                                          $   6,273,357
                                                          -------------
              Residential Real Estate Investment
              Trusts - 0.4%
  62,300      Home Properties, Inc. (b)                   $   2,815,337
                                                          -------------
              Retail Real Estate Investment
              Trusts - 0.5%
 140,200      Realty Income Corp. (b)                     $   3,995,700
                                                          -------------
              Specialized Real Estate Investment
              Trusts - 0.8%
  95,900      Healthcare Realty Trust, Inc.               $   2,438,737
 120,300      Nationwide Health Properties, Inc. (b)          3,762,984
                                                          -------------
                                                          $   6,201,721
                                                          -------------
              Total Real Estate                           $  22,386,663
                                                          -------------
              Software & Services - 8.6%
              Application Software - 1.5%
 173,050      SPSS, Inc.*                                 $   6,254,027
 218,400      Synopsys, Inc.*                                 5,374,824
                                                          -------------
                                                          $  11,628,851
                                                          -------------
              Internet Software & Services - 1.5%
 439,800      Chordiant Software, Inc.*                   $   4,411,194
 655,200      Sonicwall, Inc.*                                6,630,624
                                                          -------------
                                                          $  11,041,818
                                                          -------------
              IT Consulting & Other Services - 0.5%
 713,900      Unisys Corp.*                               $   3,540,944
                                                          -------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
              Systems Software - 5.1%
 211,200      BMC Software, Inc.*                         $   6,986,496
 228,300      Macrovision Corp.*                              5,689,236
 183,000      McAfee Inc.*                                    7,127,850
 676,000      Novell, Inc.*                                   4,745,520
 225,300      Progress Software Corp.*                        7,126,239
 247,075      Sybase, Inc.*                                   6,335,003
                                                          -------------
                                                          $  38,010,344
                                                          -------------
              Total Software & Services                   $  64,221,957
                                                          -------------
              Technology Hardware & Equipment - 9.6%
              Communications Equipment - 5.1%
 305,500      ADC Telecommunications, Inc.*               $   5,059,080
 149,900      Blue Coat Systems, Inc.*                        5,427,879
 177,500      Ciena Corp.*(b)                                 7,806,450
 148,500      Comtech Telecommunications Corp.*               7,374,510
 215,635      NETGEAR, Inc.*                                  7,307,870
 203,700      Plantronics, Inc.                               5,469,345
                                                          -------------
                                                          $  38,445,134
                                                          -------------
              Electronic Equipment & Instruments - 0.5%
 154,700      Checkpoint Systems, Inc.*                   $   3,675,672
                                                          -------------
              Electronic Manufacturing Services - 0.5%
 211,100      Benchmark Electronics, Inc.*                $   3,789,245
                                                          -------------
              Office Electronics - 0.8%
 147,100      Zebra Technologies Corp.*                   $   5,673,647
                                                          -------------
              Technology Distributors - 2.7%
  78,000      Anixter International, Inc.*                $   5,031,000
 144,600      Arrow Electronics, Inc.*                        5,351,646
 163,600      Avnet, Inc.*                                    5,644,200
 224,100      Insight Enterprises, Inc.*                      4,439,421
                                                          -------------
                                                          $  20,466,267
                                                          -------------
              Total Technology Hardware & Equipment       $  72,049,965
                                                          -------------
              Semiconductors - 0.8%
              Semiconductor Equipment - 0.4%
 234,225      Brooks Automation, Inc.*                    $   3,145,642
                                                          -------------

24    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
              Semiconductors - 0.4%
 849,500      Lattice Semiconductor Corp.*               $    2,854,320
                                                         --------------
              Total Semiconductors                       $    5,999,962
                                                         --------------
              Telecommunication Services - 1.7%
              Alternative Carriers - 0.9%
 306,400      Time Warner Telecom, Inc.*(b)              $    6,872,552
                                                         --------------
              Integrated Telecommunication
              Services - 0.8%
 215,400      NTELOS Holdings Corp. (b)                  $    5,714,562
                                                         --------------
              Total Telecommunication Services           $   12,587,114
                                                         --------------
              Utilities - 2.9%
              Electric Utilities - 1.2%
 104,420      Cleco Corp.                                $    2,917,495
 297,900      Sierra Pacific Resouces Co.                     5,123,880
  37,375      Western Resources, Inc. (b)                       968,386
                                                         --------------
                                                         $    9,009,761
                                                         --------------
              Gas Utilities - 1.7%
  24,945      AGL Resources, Inc.                        $      924,961
 178,100      Atmos Energy Corp. (b)                          4,664,439
  71,708      UGI Corp.                                       1,895,960
 167,900      Washington Gas Light Co.                        5,547,416
                                                         --------------
                                                         $   13,032,776
                                                         --------------
              Total Utilities                            $   22,042,537
                                                         --------------
              TOTAL COMMON STOCKS
              (Cost $696,624,592)                        $  706,602,575
                                                         --------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                                    Value
              EXCHANGE TRADED FUNDS - 3.0%
              Real Estate - 3.0%
              Real Estate Investment Trusts - 3.0%
 103,900      Dow Jones Wilshire Real Estate Investment Trust
                Exchange Traded Fund                                $   7,673,015
 104,761      iShares Dow Jones U.S. Real Estate Index Fund (b)         7,336,413
  90,600      iShares Cohen & Steers Realty Majors Index
              Fund (b)                                                  7,672,008
                                                                    -------------
                                                                    $  22,681,436
                                                                    -------------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $28,865,998)                                    $  22,681,436
                                                                    -------------


  Principal
     Amount
                 TEMPORARY CASH INVESTMENTS - 22.5%
                 Repurchase Agreement - 2.7%
$20,100,000      UBS Warburg, Inc., 3.10%, dated 11/30/07,
                 repurchase price of $20,100,000 plus
                 accrued interest on 12/3/07 collateralized
                 by $19,690,000 U.S. Treasury Bill,
                 4.5%, 11/30/11                                $  20,100,000
                                                               -------------


     Shares
                Security Lending Collateral - 19.8%
148,800,742     Securities Lending Investment Fund, 4.94%     $ 148,800,742
                                                              -------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $168,900,742)                           $ 168,900,742
                                                              -------------
                TOTAL INVESTMENT IN SECURITIES - 119.8%
                (Cost $894,391,332) (a)                       $ 898,184,753
                                                              -------------
                OTHER ASSETS AND LIABILITIES - (19.8)%        $(148,356,844)
                                                              -------------
                TOTAL NET ASSETS - 100.0%                     $ 749,827,909
                                                              =============

26    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*    Non-income producing security.

(a) At November 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $895,351,948 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $67,153,620
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                         (64,320,815)
                                                                                -----------
       Net unrealized gain                                                      $ 2,832,805
                                                                                ===========


The accompanying notes are an integral part of these financial statements.   27

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

(b)  At November 30, 2007, the following securities were out on loan:

      Shares     Description                                                Value
     109,395     Abercrombie & Fitch Co.                             $  8,974,766
     134,936     Acuity Brands, Inc.                                    5,328,623
      41,158     AMAG Pharmaceuticals*                                  2,371,936
      83,000     American Reprographics Co.*                            1,284,840
      50,000     Atmos Energy Corp.                                     1,309,500
     108,200     Basic Energy Services, Inc.*                           2,109,900
     310,830     Bebe Stores, Inc.                                      4,196,205
     189,395     Big Lots, Inc.*                                        3,536,005
      26,000     BioMarin Pharmaceutical, Inc.*                           715,000
      55,000     Cardinal Financial Corp.                                 526,900
     202,700     Cardiome Pharma Corp.*                                 2,020,919
       9,051     Ciena Corp.*                                             398,063
      97,157     Columbia Sportswear Co.                                4,664,508
     153,699     Cubist Pharmaceuticals, Inc.*                          3,264,567
     553,806     CVB Financial Corp.                                    6,158,323
     110,700     Edwards Lifesciences Group*                            5,474,115
      83,125     First Industrial Realty Trust, Inc.                    3,035,725
      78,962     Genco Shipping & Trading, Ltd.                         4,998,295
     242,451     HealthExtras, Inc.*                                    6,441,923
      26,656     Home Properties, Inc.*                                 1,204,585
      89,684     iShares Cohen & Steers Realty Majors Index Fund        7,594,441
     107,658     iShares Dow Jones U.S. Real Estate Index Fund++        7,539,290
      70,225     J. Crew Group, Inc.*                                   3,374,311
      85,200     Kaydon Corp.                                           4,311,972
      40,000     Lazard, Ltd.                                           1,946,400
     119,097     Nationwide Health Properties, Inc.                     3,725,354
      48,000     NTELOS Holdings Corp.                                  1,273,440
     212,553     Omnicare, Inc.                                         5,415,850
     207,603     Radioshack Corp.                                       3,840,654
     138,704     Realty Income Corp.                                    3,953,064
     447,890     Salix Pharmaceuticals, Ltd.*                           5,088,030
      96,426     Texas Industries, Inc.                                 6,690,036
     129,125     The Toro Co.                                           7,185,806
     340,560     Thoratec Corp.*                                        6,671,570
     273,900     Time Warner Telecom, Inc.*                             6,143,577
     120,400     Western Resources, Inc.++                              3,119,564
                                                                     ------------
                 Total                                               $145,888,057
                                                                     ============

++   Pending sale as of November 30, 2007.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2007 aggregated $1,335,735,337 and $1,459,581,506, respectively.


28    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $145,888,057) (cost $894,391,332)                          $898,184,753
  Receivables -
    Investment securities sold                                    8,116,330
    Fund shares sold                                                451,103
    Dividends and interest                                          689,988
  Other                                                              42,437
                                                               ------------
     Total assets                                              $907,484,611
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  4,787,654
    Fund shares repurchased                                       2,758,647
    Upon return of securities loaned                            148,800,742
  Due to bank                                                       787,948
  Due to affiliates                                                 336,154
  Accrued expenses                                                  185,557
                                                               ------------
     Total liabilities                                         $157,656,702
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $752,260,522
  Distributions in excess of net investment income                   (1,185)
  Accumulated net realized loss on investments, foreign
    currency transactions and futures contracts                  (6,224,729)
  Net unrealized gain on investments                              3,793,421
  Net unrealized loss on other assets and liabilities
    denominated in foreign currencies                                  (120)
                                                               ------------
     Total net assets                                          $749,827,909
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $454,332,324/18,799,393 shares)            $      24.17
                                                               ============
  Class B (based on $98,870,461/4,711,483 shares)              $      20.98
                                                               ============
  Class C (based on $103,933,302/4,618,877 shares)             $      22.50
                                                               ============
  Class R (based on $15,205,441/635,672 shares)                $      23.92
                                                               ============
  Class Y (based on $77,486,381/3,126,656 shares)              $      24.78
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($24.17 [divided by] 94.25%)                         $      25.64
                                                               ============



The accompanying notes are an integral part of these financial statements.   29

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $16,831)    $  11,018,780
  Interest                                                    2,560,716
  Income from securities loaned, net                            410,421
                                                          -------------
     Total investment income                                                   $  13,989,917
                                                                               -------------
EXPENSES:
  Management fees                                         $   8,193,481
  Transfer agent fees and expenses
   Class A                                                    1,519,812
   Class B                                                      476,657
   Class C                                                      414,685
   Investor Class                                                 7,362
   Class R                                                       40,203
   Class Y                                                          883
  Distribution fees
   Class A                                                    1,446,970
   Class B                                                    1,275,685
   Class C                                                    1,284,893
   Class R                                                       75,966
  Administrative fees                                           217,061
  Custodian fees                                                 88,465
  Registration fees                                             138,506
  Professional fees                                              95,818
  Printing expense                                              128,661
  Fees and expenses of nonaffiliated trustees                    13,577
  Miscellaneous                                                  32,258
                                                          -------------
     Total expenses                                                            $  15,450,943
     Less fees paid indirectly                                                      (105,448)
                                                                               -------------
     Net expenses                                                              $  15,345,495
                                                                               -------------
       Net investment loss                                                     $  (1,355,578)
                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                            $ 142,874,602
   Futures contracts                                          3,704,491
   Other assets and liabilities denominated in
     foreign currencies                                            (566)       $ 146,578,527
                                                          -------------        -------------
  Change in net unrealized gain (loss) on:
   Investments                                            $(189,624,035)
   Futures                                                   (3,369,870)
   Other assets and liabilities denominated in
     foreign currencies                                             (75)       $(192,993,980)
                                                          -------------        -------------
  Net loss on investments, futures contracts and foreign
   currency transactions                                                       $ (46,415,453)
                                                                               -------------
  Net decrease in net assets resulting from operations                         $ (47,771,031)
                                                                               =============

30    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/07 and 11/30/06, respectively


                                                            Year Ended         Year Ended
                                                             11/30/07           11/30/06
FROM OPERATIONS:
Net investment income (loss)                              $   (1,355,578)   $      102,136
Net realized gain on investments, futures contracts
  and foreign currency transactions                          146,578,527       107,248,212
Change in net unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions       (192,993,980)        9,634,646
                                                          --------------    --------------
    Net increase (decrease) in net assets resulting
     from operations                                      $  (47,771,031)   $  116,984,994
                                                          --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($5.98 and $4.42 per share, respectively)     $  (91,031,407)   $  (69,969,907)
    Class B ($5.98 and $4.42 per share, respectively)        (22,218,353)      (19,678,225)
    Class C ($5.98 and $4.42 per share, respectively)        (22,036,810)      (17,455,825)
    Investor Class ($0.00 and $4.42 per share,
     respectively)                                                     -        (5,579,293)
    Class R ($5.98 and $4.42 per share, respectively)         (3,028,381)       (1,557,180)
    Class Y ($5.98 and $4.42 per share, respectively)        (15,734,280)       (5,000,239)
                                                          --------------    --------------
     Total distributions to shareowners                   $ (154,049,231)   $ (119,240,669)
                                                          --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  244,432,060    $  267,891,988
Shares issued in reorganization                                        -       170,036,860
Reinvestment of distributions                                129,908,829        99,189,255
Cost of shares repurchased                                  (397,002,931)     (269,837,160)
                                                          --------------    --------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $  (22,662,042)   $  267,280,943
                                                          --------------    --------------
    Net increase (decrease) in net assets                 $ (224,482,304)   $  265,025,268
NET ASSETS:
Beginning of year                                            974,310,213       709,284,945
                                                          --------------    --------------
End of year                                               $  749,827,909    $  974,310,213
                                                          ==============    ==============
Undistributed (distributions in excess of) net
  investment income                                       $       (1,185)   $      364,998
                                                          ==============    ==============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     '07 Shares       '07 Amount       '06 Shares       '06 Amount
CLASS A
Shares sold                           2,641,173    $   83,983,694       5,023,428    $  170,087,301
Shares issued in reorganization               -                 -       4,088,673       133,781,391
Shares converted from Investor
  Class shares                        1,370,993        44,502,443
Reinvestment of distributions         3,583,355        83,528,871       1,895,422        60,336,858
Less shares repurchased              (7,085,266)     (228,897,662)     (4,495,050)     (151,036,922)
                                     ----------    --------------      ----------    --------------
   Net increase (decrease)              510,255    $  (16,882,654)      6,512,473    $  213,168,628
                                     ==========    ==============      ==========    ==============

CLASS B
Shares sold                             322,015    $    8,979,708         649,430    $   20,026,054
Shares issued in reorganization               -                 -         746,391        22,473,843
Reinvestment of distributions           994,506        20,128,472         607,302        17,517,785
Less shares repurchased              (1,588,165)      (45,885,994)     (1,808,955)      (55,775,720)
                                     ----------    --------------      ----------    --------------
   Net increase (decrease)             (271,644)   $  (16,777,814)        194,168    $    4,241,962
                                     ==========    ==============      ==========    ==============
CLASS C
Shares sold                           1,104,794    $   30,775,970       1,354,212    $   43,482,788
Shares issued in reorganization               -                 -         426,057        13,446,355
Reinvestment of distributions           620,368        13,462,132         376,595        11,448,211
Less shares repurchased              (1,586,027)      (48,482,976)     (1,255,566)      (40,646,247)
                                     ----------    --------------      ----------    --------------
   Net increase (decrease)              139,135    $   (4,244,874)        901,298    $   27,731,107
                                     ==========    ==============      ==========    ==============
INVESTOR CLASS
Shares sold                                 643    $       21,051               -    $            -
Shares converted to Class A
  shares                             (1,360,715)      (44,502,443)              -                 -
Reinvestment of distributions                 -                 -         169,291         5,435,965
Less shares repurchased                  (7,437)         (243,258)       (286,305)       (9,656,620)
                                     ----------    --------------      ----------    --------------
   Net decrease                      (1,367,509)   $  (44,724,650)       (117,014)   $   (4,220,655)
                                     ==========    ==============      ==========    ==============
CLASS R
Shares sold                             313,921    $   10,008,741         201,143    $    6,703,923
Shares issued in reorganization               -                 -          10,262           335,271
Reinvestment of distributions           118,194         2,726,728          45,328         1,435,498
Less shares repurchased                (207,886)       (6,688,225)        (96,669)       (3,236,102)
                                     ----------    --------------      ----------    --------------
   Net increase                         224,229    $    6,047,244         160,064    $    5,238,590
                                     ==========    ==============      ==========    ==============
CLASS Y
Shares sold                           3,397,465    $  110,662,896         806,961    $   27,591,922
Reinvestment of distributions           421,030        10,062,626          93,307         3,014,938
Less shares repurchased              (2,033,456)      (66,804,816)       (284,558)       (9,485,549)
                                     ----------    --------------      ----------    --------------
   Net increase                       1,785,039    $   53,920,706         615,710    $   21,121,311
                                     ==========    ==============      ==========    ==============


32    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended   Year Ended
                                                                     11/30/07     11/30/06
CLASS A
Net asset value, beginning of period                                 $ 32.26      $  32.06
                                                                     -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $  0.01      $   0.07
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                         (2.12)         4.55
                                                                     -------      --------
  Net increase (decrease) from investment operations                 $ (2.11)     $   4.62
Distributions to shareowners:
 Net realized gain                                                     (5.98)        (4.42)
                                                                     -------      --------
Net increase (decrease) in net asset value                           $ (8.09)     $   0.20
                                                                     -------      --------
Net asset value, end of period                                       $ 24.17      $  32.26
                                                                     =======      ========
Total return*                                                          (5.84)%       14.81%
Ratio of net expenses to average net assets+                            1.43%         1.44%
Ratio of net investment income (loss) to average net assets+            0.03%         0.23%
Portfolio turnover rate                                                  147%           45%
Net assets, end of period (in thousands)                             $454,332     $589,931
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.43%         1.44%
 Net investment income (loss)                                           0.03%         0.23%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.42%         1.43%
 Net investment income (loss)                                           0.04%         0.24%



Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended       Year Ended   Year Ended
                                                                       11/30/05         11/30/04     11/30/03
CLASS A
Net asset value, beginning of period                                  $  31.21         $  27.10     $  21.51
                                                                      --------         --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $   0.00(a)      $  (0.13)    $  (0.07)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                            4.35             6.88         5.78
                                                                      --------         --------     --------
  Net increase (decrease) from investment operations                  $   4.35         $   6.75     $   5.71
Distributions to shareowners:
 Net realized gain                                                       (3.50)           (2.64)       (0.12)
                                                                      --------         --------     --------
Net increase (decrease) in net asset value                            $   0.85         $   4.11     $   5.59
                                                                      --------         --------     --------
Net asset value, end of period                                        $  32.06         $  31.21     $  27.10
                                                                      ========         ========     ========
Total return*                                                            14.02%           25.01%       26.56%
Ratio of net expenses to average net assets+                              1.48%            1.50%        1.66%
Ratio of net investment income (loss) to average net assets+              0.00%(a)        (0.51)%      (0.32)%
Portfolio turnover rate                                                     42%              35%          37%
Net assets, end of period (in thousands)                              $377,533         $310,442     $201,892
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.48%            1.50%        1.66%
 Net investment income (loss)                                             0.00%(a)        (0.51)%      (0.32)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.48%            1.50%        1.65%
 Net investment income (loss)                                             0.00%(a)        (0.51)%      (0.31)%

(a)  Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended    Year Ended
                                                                    11/30/07      11/30/06
CLASS B
Net asset value, beginning of period                                $ 29.12      $  29.58
                                                                    -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.22)     $  (0.19)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                        (1.94)         4.15
                                                                    -------      --------
  Net increase (decrease) from investment operations                $ (2.16)     $   3.96
Distributions to shareowners:
 Net realized gain                                                    (5.98)        (4.42)
                                                                    -------      --------
Net increase (decrease) in net asset value                          $ (8.14)     $  (0.46)
                                                                    -------      --------
Net asset value, end of period                                      $ 20.98      $  29.12
                                                                    =======      ========
Total return*                                                         (6.65)%       13.80%
Ratio of net expenses to average net assets+                           2.30%         2.30%
Ratio of net investment loss to average net assets+                   (0.84)%       (0.63)%
Portfolio turnover rate                                                 147%           45%
Net assets, end of period (in thousands)                            $98,870      $145,121
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.30%         2.30%
 Net investment loss                                                  (0.84)%       (0.63)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.28%         2.29%
 Net investment loss                                                  (0.82)%       (0.62)%



Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended    Year Ended   Year Ended
                                                                     11/30/05      11/30/04     11/30/03
CLASS B
Net asset value, beginning of period                                $  29.27      $  25.75     $  20.60
                                                                    --------      --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.25)     $  (0.34)    $  (0.23)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                          4.06          6.50         5.50
                                                                    --------      --------     --------
  Net increase (decrease) from investment operations                $   3.81      $   6.16     $   5.27
Distributions to shareowners:
 Net realized gain                                                     (3.50)        (2.64)       (0.12)
                                                                    --------      --------     --------
Net increase (decrease) in net asset value                          $   0.31      $   3.52     $   5.15
                                                                    --------      --------     --------
Net asset value, end of period                                      $  29.58      $  29.27     $  25.75
                                                                    ========      ========     ========
Total return*                                                          13.11%        24.03%       25.60%
Ratio of net expenses to average net assets+                            2.29%         2.29%        2.45%
Ratio of net investment loss to average net assets+                    (0.81)%       (1.29)%      (1.10)%
Portfolio turnover rate                                                   42%           35%          37%
Net assets, end of period (in thousands)                            $141,637      $168,601     $133,705
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.29%         2.29%        2.45%
 Net investment loss                                                   (0.81)%       (1.29)%      (1.10)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.28%         2.28%        2.45%
 Net investment loss                                                   (0.80)%       (1.28)%      (1.10)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended    Year Ended
                                                                     11/30/07      11/30/06
CLASS C
Net asset value, beginning of period                                $  30.74      $  30.98
                                                                    --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.22)     $  (0.16)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                         (2.04)         4.34
                                                                    --------      --------
  Net increase (decrease) from investment operations                $  (2.26)     $   4.18
Distributions to shareowners:
 Net realized gain                                                     (5.98)        (4.42)
                                                                    --------      --------
Net increase (decrease) in net asset value                          $  (8.24)     $  (0.24)
                                                                    --------      --------
Net asset value, end of period                                      $  22.50      $  30.74
                                                                    ========      ========
Total return*                                                          (6.62)%       13.89%
Ratio of net expenses to average net assets+                            2.25%         2.24%
Ratio of net investment loss to average net assets+                    (0.79)%       (0.57)%
Portfolio turnover rate                                                  147%           45%
Net assets, end of period (in thousands)                            $103,933      $137,690
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.25%         2.24%
 Net investment loss                                                   (0.79)%       (0.57)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.24%         2.23%
 Net investment loss                                                   (0.78)%       (0.56)%



Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended   Year Ended   Year Ended
                                                                     11/30/05     11/30/04     11/30/03
CLASS C
Net asset value, beginning of period                                $  30.49     $  26.73     $  21.37
                                                                    --------     --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.22)    $  (0.32)    $  (0.19)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                          4.21         6.72         5.67
                                                                    --------     --------     --------
  Net increase (decrease) from investment operations                $   3.99     $   6.40     $   5.48
Distributions to shareowners:
 Net realized gain                                                     (3.50)       (2.64)       (0.12)
                                                                    --------     --------     --------
Net increase (decrease) in net asset value                          $   0.49     $   3.76     $   5.36
                                                                    --------     --------     --------
Net asset value, end of period                                      $  30.98     $  30.49     $  26.73
                                                                    ========     ========     ========
Total return*                                                          13.17%       24.04%       25.66%
Ratio of net expenses to average net assets+                            2.25%        2.25%        2.38%
Ratio of net investment loss to average net assets+                    (0.77)%      (1.26)%      (1.04)%
Portfolio turnover rate                                                   42%          35%          37%
Net assets, end of period (in thousands)                            $110,847      $96,165      $54,888
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.25%        2.25%        2.38%
 Net investment loss                                                   (0.77)%      (1.26)%      (1.04)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.25%        2.25%        2.38%
 Net investment loss                                                   (0.77)%      (1.26)%      (1.04)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  12/1/06
                                                      to         Year Ended     12/10/04(a)
                                                 12/10/06(c)      11/30/06      to 11/30/05
INVESTOR CLASS
Net asset value, beginning of period              $  32.49        $ 32.17       $  30.79
                                                  --------        -------       --------
Increase from investment operations:
  Net investment income                           $  (0.01)       $  0.18       $   0.12
  Net realized and unrealized gain on
   investments, futures contracts, and
   foreign currency transactions                      0.23           4.56           4.76
                                                  --------        -------       --------
   Net increase from investment operations        $   0.22        $  4.74       $   4.88
Distributions to shareowners:
  Net realized gain                                      -          (4.42)         (3.50)
                                                  --------        -------       --------
Net increase in net asset value                   $   0.22        $  0.32       $   1.38
                                                  --------        -------       --------
Net asset value, end of period                    $  32.71        $ 32.49       $  32.17
                                                  ========        =======       ========
Total return*                                         0.68%(b)      15.13%         15.93%(b)
Ratio of net expenses to average net assets+          1.51%**        1.15%          1.14%**
Ratio of net investment income (loss) to
  average net assets+                                (0.98)%**       0.52%          0.35%**
Portfolio turnover rate                                147%(b)         45%            42%(b)
Net assets, end of period (in thousands)          $      -        $44,436       $ 47,763
Ratios assuming no waiver of management
  fees and assumption of expenses by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                        1.51%**        1.15%          1.14%**
  Net investment income (loss)                       (0.98)%**       0.52%          0.35%**
Ratios assuming waiver of management fees
  and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        1.14%**        1.14%          1.14%**
  Net investment income (loss)                       (0.61)%**       0.53%          0.35%**

(a)  Investor Class shares were issued in reorganization on December 10, 2004.
(b)  Not annualized.
(c)  Investor Class shares were converted to Class A shares on December 10,
     2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

36   The accompanying notes are an integral part of these financial statements.


Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended   Year Ended
                                                                    11/30/07     11/30/06
CLASS R
Net asset value, beginning of period                                $ 32.08      $ 32.00
                                                                    -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.07)     $ (0.03)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                        (2.11)        4.53
                                                                    -------      -------
  Net increase (decrease) from investment operations                $ (2.18)     $  4.50
Distributions to shareowners:
 Net realized gain                                                    (5.98)       (4.42)
                                                                    -------      -------
Net increase (decrease) in net asset value                          $ (8.16)     $  0.08
                                                                    -------      -------
Net asset value, end of period                                      $ 23.92      $ 32.08
                                                                    =======      =======
Total return*                                                         (6.09)%      14.45%
Ratio of net expenses to average net assets+                           1.69%        1.80%
Ratio of net investment loss to average net assets+                   (0.28)%      (0.11)%
Portfolio turnover rate                                                 147%          45%
Net assets, end of period (in thousands)                            $15,205      $13,198
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.69%        1.80%
 Net investment loss                                                  (0.28)%      (0.11)%
Ratios with reduction for fees paid indirectly:
 Net expenses                                                          1.69%        1.80%
 Net investment loss                                                  (0.28)%      (0.11)%




Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended   Year Ended       4/1/03(a)
                                                                    11/30/05     11/30/04       to 11/30/03
CLASS R
Net asset value, beginning of period                                $ 31.21      $ 27.11        $   19.59
                                                                    -------      -------        ---------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.04)     $ (0.12)       $   (0.00)(b)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                         4.33         6.86             7.64
                                                                    -------      -------        ---------
  Net increase (decrease) from investment operations                $  4.29      $  6.74        $    7.64
Distributions to shareowners:
 Net realized gain                                                    (3.50)       (2.64)           (0.12)
                                                                    -------      -------        ---------
Net increase (decrease) in net asset value                          $  0.79      $  4.10        $    7.52
                                                                    -------      -------        ---------
Net asset value, end of period                                      $ 32.00      $ 31.21        $   27.11
                                                                    =======      =======        =========
Total return*                                                         13.82%       24.96%           39.01%(c)
Ratio of net expenses to average net assets+                           1.67%        1.53%            1.52%**
Ratio of net investment loss to average net assets+                   (0.19)%      (0.55)%          (0.27)%**
Portfolio turnover rate                                                  42%          35%              37%(c)
Net assets, end of period (in thousands)                            $ 8,045      $ 2,666        $   1,023
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.67%        1.53%            1.52%**
 Net investment loss                                                  (0.19)%      (0.55)%          (0.27)%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                          1.67%        1.53%            1.52%**
 Net investment loss                                                  (0.19)%      (0.55)%          (0.27)%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than one cent per share.
(c) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.


Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          Year Ended   Year Ended
                                                                                           11/30/07     11/30/06
CLASS Y
Net asset value, beginning of period                                                       $ 32.75      $ 32.32
                                                                                           -------      -------
Increase from investment operations:
 Net investment income (loss)                                                              $  0.16      $  0.20
 Net realized and unrealized gain (loss) on investments, futures contracts, and foreign
  currency transactions                                                                      (2.15)        4.65
                                                                                           -------      -------
  Net gain (loss) from investment operations                                               $ (1.99)     $  4.85
Distributions to shareowners:
 Net realized gain                                                                           (5.98)       (4.42)
                                                                                           -------      -------
Net increase (decrease) in net asset value                                                 $ (7.97)     $  0.43
                                                                                           -------      -------
Net asset value, end of period                                                             $ 24.78      $ 32.75
                                                                                           =======      =======
Total return*                                                                                (5.39)%      15.41%
Ratio of net expenses to average net assets+                                                  0.93%        0.91%
Ratio of net investment income to average net assets+                                         0.48%        0.78%
Portfolio turnover rate                                                                        147%          45%
Net assets, end of period (in thousands)                                                   $77,486      $43,934
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                 0.93%        0.91%
 Net investment income                                                                        0.48%        0.78%
Ratios with reduction for fees paid indirectly:
 Net expenses                                                                                 0.93%        0.91%
 Net investment income                                                                        0.48%        0.78%




Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         8/11/04(a)
                                                                                          Year Ended         to
                                                                                           11/30/05       11/30/04
CLASS Y
Net asset value, beginning of period                                                       $ 31.27        $  28.72
                                                                                           -------        --------
Increase from investment operations:
 Net investment income (loss)                                                              $  0.06        $  (0.00)(b)
 Net realized and unrealized gain (loss) on investments, futures contracts, and foreign
  currency transactions                                                                       4.49            5.19
                                                                                           -------        --------
  Net gain (loss) from investment operations                                               $  4.55        $   5.19
Distributions to shareowners:
 Net realized gain                                                                           (3.50)          (2.64)
                                                                                           -------        --------
Net increase (decrease) in net asset value                                                 $  1.05        $   2.55
                                                                                           -------        --------
Net asset value, end of period                                                             $ 32.32        $  31.27
                                                                                           =======        ========
Total return*                                                                                14.63%          18.17%(c)
Ratio of net expenses to average net assets+                                                  0.94%           0.93%**
Ratio of net investment income to average net assets+                                         0.48%           0.06%**
Portfolio turnover rate                                                                         42%             35%(c)
Net assets, end of period (in thousands)                                                   $23,460        $  3,439
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                 0.94%           0.93%**
 Net investment income                                                                        0.48%           0.06%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                                                 0.94%           0.93%**
 Net investment income                                                                        0.48%           0.06%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
(c)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. As planned, on December 10, 2006, all Investor Class shares of the Fund converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus(es) contain

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2007 there were no securities fair valued. Futures contracts are valued at the daily settlement price on the primary exchange or system on which they are traded. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of November 30, 2007.

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

     the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At November 30, 2007 there were no open futures contracts.

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2007, the Fund has reclassified $989,395 to increase distributions in excess of net investment income, $677,615 to decrease accumulated net realized loss on investments and foreign currency transactions and $1,667,010 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The Fund has elected to defer approximately $5,262,646 of capital losses and $2,652 of currency losses recognized between November 1, 2007 and November 30, 2007 to its fiscal year ending November 30, 2008.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of distributions paid during the years ended November 30, 2007 and November 30, 2006 was as follows:


--------------------------------------------------------------------------------

                                    2007             2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $          -     $ 19,449,520
  Long-term capital gain        154,049,231       99,791,149
                               ------------     ------------
    Total                      $154,049,231     $119,240,669
                               ============     ============

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------

                                          2007
--------------------------------------------------------------------------------
  Undistributed ordinary income     $         -
  Undistributed long-term gain                -
  Post-October loss deferred         (5,265,298)
  Unrealized appreciation             2,832,685
                                    -----------
    Total                           $(2,432,613)
                                    ===========

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Real Estate Investment Trust (REIT) holdings and iShares and open futures contracts.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $86,090 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2007.

G.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. The management fee was equivalent to 0.85% of the average daily net assets for the period.

Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Payable to PIM at November 30, 2007, is $17,895 in management costs, administrative costs and certain other services and is included in "Due to affiliates" reflected on the Statement of Assets and Liabilities.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $309,392 in transfer agent fees payable to PIMSS at November 30, 2007.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,867 in distribution fees payable to PFD at November 30, 2007.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2007, CDSCs in the amount of $239,356 were paid to PFD.

5. Expense Offsets Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2007, the Fund's expenses were reduced by $105,448 under this arrangement.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended November 30, 2007, the Fund had no borrowings under this agreement.

7. Merger Information

On January 17, 2006, beneficial owners of Pioneer Small Company Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on January 20, 2006, by exchanging all of Small Company Fund's net assets for Small Cap Value Fund's shares, based on Small Cap Value Fund's Class A, Class B, Class C and Class R shares' ending net asset value, respectively. The following chart shows the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Pioneer             Pioneer             Pioneer
                          Small Cap         Small Company         Small Cap
                          Value Fund             Fund            Value Fund
                            (Pre-               (Pre-              (Post-
                       Reorganization)     Reorganization)     Reorganization)
--------------------------------------------------------------------------------
  Net Assets
  Class A             $396,567,257        $133,781,391        $530,348,648
  Class B              140,254,395          22,473,843         162,728,238
  Class C              116,124,186          13,446,355         129,570,541
  Investor Class        48,577,383                   -          48,577,383
  Class R                8,538,224             335,271           8,873,495
  Class Y               24,261,559                   -          24,261,559
                      ------------        ------------        ------------
  Total Net
   Assets             $734,323,004        $170,036,860        $904,359,864
                      ============        ============        ============

  Shares
   Outstanding
  Class A               12,119,685           9,992,692          16,208,359
  Class B                4,658,666           1,881,616           5,405,057
  Class C                3,679,007           1,143,260           4,105,064
  Investor Class         1,478,458                   -           1,478,458
  Class R                  261,381              25,506             271,643
  Class Y                  734,799                   -             734,799

  Shares
   Issued in
   Reorganization
  Class A                                                        4,088,673
  Class B                                                          746,391
  Class C                                                          426,057
  Class R                                                           10,262

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Unrealized       Accumulated
                                  Appreciation on       Loss on
                                    Closing Date      Closing Date
--------------------------------------------------------------------------------
  Pioneer Small Company Fund     $23,893,882               $-
                                 ===========               ==

--------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 31, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Small Cap Value Fund:
We have audited the accompanying statement of assets and liabilities of Pioneer Small Cap Value Fund (the "Fund"), including the schedule of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Cap Value Fund at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                         /S/Ernst & Young LLP

Boston, Massachusetts
January 16, 2008

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the three and ten year periods ended June 30, 2007, in the third quintile of its Morningstar category for the five year period ended June 30, 2007, and in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purposes using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees noted that the Fund's expense ratio for the twelve months ended

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. The Trustees considered the Fund's relatively high transfer agency costs as a result of the Fund having a small average account size and the impact of those costs on the Fund's expense ratio.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the Fund's average account size, the quality of services provided by PIM, and the investment performance of the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to PIM and its affiliates from their relationships with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM and its affiliates by virtue of PIM's relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 33 of the 76 Pioneer Funds, Mr. West serves as Trustee of 32 of the 76 Pioneer Funds, and Mr. Bock serves as Trustee of 75 of the 76 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service
Name and Age                With the Fund           and Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 1996.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement or
                                                    removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves at the
                                                    discretion of the Board
--------------------------------------------------------------------------------


                                                                                        Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset      None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Direc-
                            tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                            President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
-----------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment           None
                            Management USA Inc.; Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of the
                            Pioneer Funds (since March 2007); Director of Pioneer
                            Global Asset Management S.p.A. (since March 2007);
                            Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                     Positions Held   Length of Service
Name and Age         With the Fund    and Term of Office
David R. Bock (63)   Trustee          Trustee since 2005.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)    Trustee          Trustee since 1997.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement or
                                      removal.
--------------------------------------------------------------------------------



                                                                                     Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (63)   Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                     Inc. (publicly traded health care services company)             Social Investment
                     (2004 - present); Partner, Federal City Capital Advisors        Company (privately-held
                     (boutique merchant bank) (1997 to 2004); and Executive          affordable housing
                     Vice President and Chief Financial Officer, Pedestal Inc.       finance company); and
                     (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                     Mortgage Trust (publicly
                                                                                     traded mortgage REIT)
-----------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)    President, Bush International, LLC (international financial     Director of Brady Corpora-
                     advisory firm)                                                  tion (industrial identifica-
                                                                                     tion and specialty coated
                                                                                     material products
                                                                                     manufacturer); Director of
                                                                                     Briggs & Stratton Co.
                                                                                     (engine manufacturer);
                                                                                     Director of UAL Corpora-
                                                                                     tion (airline holding
                                                                                     company); Director of
                                                                                     Mantech International
                                                                                     Corporation (national
                                                                                     security, defense, and
                                                                                     intelligence technology
                                                                                     firm): and Member, Board
                                                                                     of Governors, Investment
                                                                                     Company Institute
-----------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                            Positions Held  Length of Service
Name and Age                With the Fund   and Term of Office
Margaret B.W. Graham (60)   Trustee         Trustee since 1996.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 1996.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (79)        Trustee         Trustee since 1996.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 1996.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------




                                                                                          Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                   by this Trustee
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,    None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-----------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                            Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                            ties services) (1986 - 2004)                                  for securities lending
                                                                                          industry)
-----------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    President and Chief Executive Officer, Newbury, Piret &       Director of New America
                            Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                          (closed-end investment
                                                                                          company)
-----------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
                                                                                          Helvetia Fund, Inc.
                                                                                          (closed-end investment
                                                                                          company)
-----------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc. (private                 None
                            investment firm)
-----------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2002. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------



                                                                                           Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                   by this Officer
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of        None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since            None
                             July 2002 and Assistant Secretary of all of the Pioneer
                             Funds since September 2003; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April 2001)
-----------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and          None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant          None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration    None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-        None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                                                    Position Held               Length of Service
Name and Age                                        With the Fund               and Term of Office
Katherine Kim Sullivan (33)                         Assistant Treasurer         Since 2003. Serves
                                                                                at the discretion of
                                                                                the Board
-----------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)                              Chief Compliance            Since January 2007.
                                                    Officer                     Serves at the discre-
                                                                                tion of the Board
-----------------------------------------------------------------------------------------------------




Principal Occupation During Past Five Years                     Other Directorships Held
                                                                by this Officer
Fund Administration Manager - Fund Accounting,                  None
Administration and Controllership Services since
June 2003 and Assistant Treasurer of all of the Pioneer
Funds since September 2003; Assistant Vice President -
Mutual Fund Operations of State Street Corporation
from June 2002 to June 2003 (formerly Deutsche Bank
Asset Management)
-----------------------------------------------------------------------------------------------------------------
Chief Compliance Officer of Pioneer since December 2006         None
and of all the Pioneer Funds since January 2007; Vice
President and Compliance Officer, MFS Investment
Management (August 2005 to December 2006); Consult-
ant, Fidelity Investments (February 2005 to July 2005);
Independent Consultant (July 1997 to February 2005)
-----------------------------------------------------------------------------------------------------------------

*Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $34,175 in 2007 and approximately
$32,860 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2007 or 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended November 30, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November
30, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 29, 2008

* Print the name and title of each signing officer under his or her signature.